EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jan. 31, 2022
Exploration And Evaluation Assets
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS

Exploration and evaluation assets at January 31, 2022

	January 31, 2021 (restated)*	Effect of foreign currency translation	January 31, 2022
Farellón Project
Farellón	$473,792	$(41,403)	$432,389
Quina	182,618	(15,958)	166,660
Exeter	185,479	(16,209)	169,270
Sub-total, Farellón Project	841,889	(73,570)	768,319

Perth Project	58,573	(5,119)	53,454

Total costs	$900,463	$(78,690)	$821,773

Exploration and evaluation assets at January 31, 2021

	January 31, 2020 (restated)*	Effect of foreign currency translation	January 31, 2021 (restated)*
Farellón Project
Farellón	$454,749	$19,043	$473,792
Quina	175,278	7,341	182,618
Exeter	178,024	7,455	185,479
Sub-total, Farellón Project	808,051	33,839	841,889

Perth Project	56,219	2,354	58,573

Total costs	$864,270	$36,193	$900,463

SCHEDULE OF EXPLORATION COSTS

Exploration costs for the year ended January 31, 2022

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$24,321	$52,151	$10,716	$87,188
Geology	27,509	-	-	27,509
Drilling	150,222	-	-	150,222
Equipment used	5,754	-	-	5,754
Camp costs (including meals and travel)	30,938	-	-	30,938
Total exploration costs	$238,744	$52,151	$10,716	$301,611

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

Exploration costs for the year ended January 31, 2021

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$684	$-	$-	$684
Geology	-	-	-	-
Drilling	-	-	-	-
Equipment used	-	-	-	-
Camp costs (including meals and travel)	866	-	-	866
Total exploration costs	$1,550	$-	$-	$1,550